Fresh Start Accounting - Schedule of Adjustments in Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Feb. 23, 2022	Feb. 22, 2022	Jan. 20, 2022	Dec. 31, 2021	Dec. 31, 2020
Fresh-Start Adjustments [Line Items]
Cash and cash equivalents	$ 697,000	$ 480,000	$ 336,000			$ 293,000
Current restricted cash	31,000	44,000	85,000			160,000
Accounts receivable, net	222,000	137,000	169,000
Assets held for sale - current			74,000
Other current assets	199,000	169,000	197,000
Total current assets	1,158,000	857,000	903,000
Carrying value of Paratus Energy Services Ltd equity at January 20, 2022	90,000	84,000	64,000		$ 152,000
Drilling units	2,858,000	1,668,000	1,575,000
Restricted cash	0	74,000	69,000			63,000
Deferred tax assets	46,000	15,000	9,000
Equipment	10,000	10,000	9,000
Assets held for sale - non-current			311,000
Other non-current assets	56,000	93,000	39,000
Total non-current assets	3,060,000	1,944,000	2,076,000
Total assets	4,218,000	2,801,000	2,979,000
Trade accounts payable	53,000	76,000	53,000
Liabilities associated with assets held for sale - current			64,000
Other current liabilities	336,000	306,000	233,000
Total current liabilities	389,000	404,000	350,000
Long-term debt	608,000	518,000	951,000
Deferred tax liabilities	9,000	9,000	6,000
Liabilities associated with assets held for sale - non-current			2,000
Other non-current liabilities	229,000	190,000	171,000
Total non-current liabilities	846,000	695,000	1,130,000
Predecessor common shares of par value	741	500	500	$ 500		10,038
Additional paid-in capital	2,480,000	1,499,000	1,499,000
Accumulated other comprehensive income	1,000	2,000
Retained earnings	501,000	201,000
Total shareholders' equity	2,983,000	1,702,000	1,499,000	1,499,000		(3,716,000)	$ (3,140,000)
Total liabilities and shareholders' equity	4,218,000	2,801,000	2,979,000
Related Party
Fresh-Start Adjustments [Line Items]
Amount due from related parties, net	9,000	27,000	42,000
Fair value
Fresh-Start Adjustments [Line Items]
Drilling units			1,882,000
Continuing operations | Fair value
Fresh-Start Adjustments [Line Items]
Drilling units			1,575,000
Discontinued operations | Fair value
Fresh-Start Adjustments [Line Items]
Drilling units			307,000
Additional paid in capital
Fresh-Start Adjustments [Line Items]
Total shareholders' equity	2,480,000	1,499,000	1,499,000	1,499,000		0	0
Predecessor
Fresh-Start Adjustments [Line Items]
Cash and cash equivalents				262,000
Current restricted cash				135,000
Accounts receivable, net				169,000
Assets held for sale - current				63,000
Other current assets				194,000
Total current assets				865,000
Carrying value of Paratus Energy Services Ltd equity at January 20, 2022				81,000
Drilling units				1,434,000
Restricted cash				69,000
Deferred tax assets				8,000
Equipment				11,000
Assets held for sale - non-current				345,000
Other non-current assets				13,000
Total non-current assets				1,961,000
Total assets				2,826,000
Trade accounts payable				53,000
Liabilities associated with assets held for sale - current				64,000
Other current liabilities				164,000
Total current liabilities				281,000
Liabilities subject to compromise				6,119,000
Liabilities subject to compromise associated with assets held for sale				118,000
Deferred tax liabilities				7,000
Liabilities associated with assets held for sale - non-current				2,000
Other non-current liabilities				108,000
Total non-current liabilities				117,000
Predecessor common shares of par value				10,000
Additional paid-in capital				3,504,000
Accumulated other comprehensive income				(1,000)
Retained earnings				(7,322,000)
Total shareholders' equity				(3,809,000)
Total liabilities and shareholders' equity				2,826,000
Predecessor | Related Party
Fresh-Start Adjustments [Line Items]
Amount due from related parties, net				42,000
Predecessor | Additional paid in capital
Fresh-Start Adjustments [Line Items]
Total shareholders' equity	$ 0	$ 0	0	0		$ 3,504,000	$ 3,504,000
Reorganization Adjustments
Fresh-Start Adjustments [Line Items]
Cash and cash equivalents				74,000
Current restricted cash				(50,000)
Other current assets				(17,000)
Total current assets				7,000
Drilling units				(175,000)
Total non-current assets				(175,000)
Total assets				(168,000)
Other current liabilities				52,000
Total current liabilities				52,000
Liabilities subject to compromise				(6,119,000)
Liabilities subject to compromise associated with assets held for sale				(118,000)
Long-term debt				951,000
Total non-current liabilities				951,000
Predecessor common shares of par value				(10,000)
Additional paid-in capital			1,499,000	(3,504,000)
Accumulated other comprehensive income				1,000
Retained earnings				7,080,000
Total shareholders' equity			$ 1,499,000	5,066,000
Total liabilities and shareholders' equity				(168,000)
Fresh Start Adjustments
Fresh-Start Adjustments [Line Items]
Assets held for sale - current				11,000
Other current assets				20,000
Total current assets				31,000
Carrying value of Paratus Energy Services Ltd equity at January 20, 2022				(17,000)
Drilling units				279,000
Deferred tax assets				1,000
Equipment				(2,000)
Assets held for sale - non-current				(34,000)
Other non-current assets				26,000
Total non-current assets				290,000
Total assets				321,000
Other current liabilities				17,000
Total current liabilities				17,000
Deferred tax liabilities				(1,000)
Other non-current liabilities				63,000
Total non-current liabilities				62,000
Retained earnings				242,000
Total shareholders' equity				242,000
Total liabilities and shareholders' equity				321,000
Fresh Start Adjustments | Continuing operations
Fresh-Start Adjustments [Line Items]
Drilling units				316,000
Liabilities subject to compromise				6,119,000
Retained earnings				266,000
Fresh Start Adjustments | Discontinued operations
Fresh-Start Adjustments [Line Items]
Drilling units				(37,000)
Liabilities subject to compromise				118,000
Retained earnings				$ (24,000)